November 15, 2006


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


             Re: Claymore Securities Defined Portfolios, Series 343
                               File No. 333-138125

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Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on November 14, 2006.

                                                       CLAYMORE SECURITIES, INC.


                                                        BY: /S/ NICHOLAS DALMASO
                                                       -------------------------
                                                    Senior Managing Director and
                                                                 General Counsel